Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	24. Subsequent Events In January 2013, the Board of Directors declared a dividend of $0.22 per share for the first quarter of 2013 to shareholders of record on February 15, payable on March 1, 2013.